YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for Dreyfus Premier California Municipal Bond Fund for the 12-month period ended January 31, 1999, as shown in the following table:


                                                                                                       DISTRIBUTION RATE*
                                                                         TOTAL RETURN*                     PER SHARE
                                                                         ___________                       ________
        Class A Shares . . . . . . . . . . . . . . . . . . . .              5.39%                           4.09%

        Class B Shares . . . . . . . . . . . . . . . . . . . .              4.86%                           3.78%

        Class C Shares . . . . . . . . . . . . . . . . . . . .              4.63%                           3.57%

THE ECONOMY

  The U.S. economy remained strong in 1998 in spite of economic turmoil in Asia and Russia. There were two main reasons: First, consumer spending was strong, backed by healthy real wage and salary income and the wealth effect from high asset prices. Second, technology spending was quite strong even as capital spending in the older industries showed signs of cooling late in the year.

  The Fed stood pat with an unchanged Federal Funds rate for the first nine months of 1998, but began to ease rates on September 30. The trigger for its doing so was a financial crisis brought on by defaults. Despite the fact that an International Monetary Fund program was in place, Russia defaulted in midsummer. As the prices of illiquid assets owned by leveraged hedge funds, brokerage firms and banks dropped sharply, fear in financial circles escalated. The Fed broke the momentum of financial stress by easing rates on three successive occasions.

The period of financial crisis was brief enough that little damage was done to the U.S. economy in 1998, as yet another year of above-trend economic growth with quiescent inflation was recorded.

The U.S. and Continental Europe experienced both good results and bad from the Asian financial crisis. In this country, the housing and consumer sectors were beneficiaries, while the industrial sector was weakened by the Asian recession. Low inflation permitted credit to ease in both Europe and the U.S.

  In 1998, the global economy survived a triple financial crisis focused on Japan, on emerging market countries and on hyperleveraged financial institutions. Overseas, excess capacity persists in many industries after years of high capital spending followed by the onset of weakness in world demand. Fortunately, the U.S. has led the world in making the transition from the traditional industries to the new growth industries such as biotechnology, software, hardware and the Internet. This contributed to the favorable combination of a low unemployment rate and low inflation in the U.S., a performance that has strengthened the forces for more efficient allocation of capital elsewhere in the world. As 1999 began, the U.S. economy continued to exhibit surprising strength.

MARKET ENVIRONMENT

The twelve-month period ended with January 1999 generally provided a favorable environment for municipal bonds. Investors found municipal bond prices moving moderately upward on a nearly uninterrupted track from month to month. A continuing low rate of inflation and low interest rates, contained within a still robust U.S. economy, were largely responsible for the positive atmosphere enjoyed by the fixed income markets. The low interest rate climate was given strong support by the flight-to-quality buying of U.S. Treasury securities which began nearly nineteen months ago with the advent of the global currency and economic crises. Interest rates on municipal bonds trended downward along with the rates on Treasuries, but not to the same extent. During the year, the creditworthiness of municipal obligations improved for the most part, thanks to improved tax revenues resulting from the nation's economic expansion. A near record-breaking volume of new bonds ($284 billion) was issued during calendar 1998, testimony to the ease with which municipalities felt new debt could be sold even in an increasingly lower interest rate environment. Although 1998's new-issuance total was just $8 billion short of 1992's record, brisk demand made it difficult occasionally to locate desirable securities to purchase in many states. That sizable new issue calendar, when combined with global events and an escalating stock market, made for volatile trading sessions. As money from around the world flowed into U.S. Treasury obligations in the face of global turmoil, municipal yields vis-a-vis Treasury yields became increasingly attractive.

  Historically, when long-term municipal yields were 80% or more of the yields available on Treasuries with comparable maturities, they were considered to be good values. For much of calendar 1998, that ratio hovered near 100% and remained there until very recently, when it declined to the lower 90% area as Treasury prices began to erode. The environment for municipal bonds appears to be positive still: the dollar value of new issues in 1999 will likely be less than in 1998, while the yields of municipals compared to Treasuries after taxes should continue to garner investors' attention. Interest rates do not appear to be poised for a substantial upward movement anytime in the near-term future, and if that stability persists, it should contribute to continued firmness in market prices.

PORTFOLIO FOCUS

  The Fund' s fiscal year ended on January 31, 1999. During that period, the Dreyfus Premier California Municipal Bond Fund took a more aggressive investment approach with the portfolio. We kept the portfolio' s average maturity at approximately twenty years in order to preserve yield, yet maintained neutral duration (a measure of sensitivity to interest rate changes) relative to the Fund' s benchmark, the Lehman Brothers Municipal Bond Index. It was an appropriate approach given the unclear direction of the municipal bond market, which seesawed between periods of declines and periods of price appreciation. An additional tactic, which we employed to minimize the effects of market volatility, focused on identifying relative value within the secondary market. For example, from time to time we bought discount bonds with slightly longer maturities to balance the premium bonds producing higher income and already held in the portfolio. This proved to be difficult to accomplish whenever there was limited availability of longer-maturity, liquid discount bonds with good structural characteristics available in the marketplace. On the occasions when desirable bonds were found, the portfolio sold current coupon bonds with short call features at a profit to provide funds for reinvestment.

  Going   forward,  we  will  continue  to  manage  the  portfolio  utilizing  a constructive approach to obtain value. The Fund is currently well balanced, possessing a range of coupons allowing it to actively participate in the marketplace. The market may see periods of volatility in the year ahead just as it did in 1998, although presently we are without any concrete signs as to the market' s direction. Recently, municipal bond yields fluctuated in a narrow trading range between 5.05% and 5.35%. We believe that the inherent strength of the portfolio will continue to benefit from the demand for California securities, which are well sought after by national bond funds as well as by other California bond funds.

  A primary task, which guides our portfolio decisions, is to earn a high level of current income to the extent it is consistent with the preservation of capital, while at the same time maintaining the Fund's high credit quality.
Included in this report is a series of detailed statements outlining the portfolio' s holdings and financial condition. We hope that you find them informative. Please know that we greatly appreciate your continued confidence in
the    Fund,    and    in    The    Dreyfus    Corporation.

               Very truly yours,



               [Richard J. Moynihan signature]


               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

February 18, 1999

New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares.

** Distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B and Class C shares, adjusted for capital gains distributions. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.


DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND               JANUARY 31, 1999
-----------------------------------------------------------------------------

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND CLASS A SHARES AND THE LEHMAN BROTHERS MUNICIPAL
                                  BOND INDEX

                                    Dollars

$21,835

Lehman Brothers Municipal Bond Index*

$20,083

Dreyfus Premier California Municipal Bond Fund (Class A Shares)

*Source: Lehman Brothers

Average Annual Total Returns

-----------------------------------------------------------------------------
                   Class A Shares                                                            Class B Shares
    _______________________________________________________             _________________________________________________________

                                                                                                            % Return Reflecting
                                               % Return                                                     Applicable Contingent
                                              Reflecting                                      % Return         Deferred Sales
                        % Return Without    Maximum Initial                                  Assuming No         Charge Upon
Period Ended 1/31/99      Sales Charge    Sales Charge (4.5%)     Period Ended 1/31/99       Redemption          Redemption*
___________________       ____________     ________________       ________________           __________       _________________
1 Year                      5.39%             0.67%               1 Year                      4.86%              0.92%

5 Years                     5.37              4.41                5 Years                     4.84               4.53

10 Years                    7.72              7.22                From Inception (1/15/93)    6.30               6.30

                       Class C Shares
_______________________________________________________

                                        % Return Reflecting
                                       Applicable Contingent
                         % Return       Deferred Sales
                         Assuming        Charge Upon
Period Ended 1/31/99  No Redemption      Redemption**
___________________   ____________   __________________

1 Year                   4.63%            3.65%

From Inception (6/2/95)  5.71             5.71
---------------

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Class A shares of Dreyfus Premier California Municipal Bond Fund on 1/31/89 to a $10,000 investment made in the Lehman Brothers Municipal Bond Index on that date. All dividends and capital gain distributions are reinvested. Performance for Class B and Class C shares will vary from the performance of Class A shares shown above due to differences in charges and expenses.

The Fund invests primarily in California municipal securities and its performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses. The Lehman Brothers Municipal Bond Index is not limited to investments principally in California municipal obligations and does not take into account charges, fees and other expenses. The Lehman Brothers Municipal Bond Index, unlike the Fund,
is   an  unmanaged  total  return  performance  benchmark  for  the  long-term, investment-grade, geographically unrestricted tax exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall. These factors can contribute to the Index potentially outperforming or underperforming the Fund. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years.

**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                     JANUARY 31, 1999

                                                                                                   Principal
Long-Term Municipal Investments--94.5%                                                              Amount             Value
-------------------------------------------------------                                          _____________      _____________
California--89.0%

Abag Finance Authority For Nonprofit Corporations, MFHR (Central Park
Apartments)

  5.50%, 7/1/2019  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,010,000    $    1,029,695

Alameda Corridor Transportation Authority, Transit Revenue

  4.75%, 10/1/2025 (Insured; MBIA) (a) . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         1,936,680

Brea Public Financing Authority, Water Revenue 4.75%, 7/1/2018 (Insured; FGIC).. . . . . .          2,000,000         1,996,160

California:

  6.125%, 10/1/2011 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,875,000         3,415,903

  4.50%, 12/1/2021 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         2,845,860

California Department of Water Resources, Water System Revenue, Refunding

  (Central Valley Project) 5.375%, 12/1/2027 (Insured; MBIA) . . . . . . . . . . . . . . .          1,000,000         1,039,370

California Educational Facilities Authority, College and University Revenue

  (Stanford University) 5.20%, 12/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,021,950

California Health Facilities Financing Authority, Revenue

  (Saint Francis Memorial Hospital) 5.875%, 11/1/2023  . . . . . . . . . . . . . . . . . .          4,500,000         5,092,650

California Housing Finance Agency, Home Mortgage Revenue:

  4.95%, 8/1/2014 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,533,405

  6.15%, 8/1/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,230,280

  6.70%, 8/1/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,805,000         1,947,306

  7.50%, 8/1/2029  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            650,000           670,923

  8%, 8/1/2029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            345,000           355,881

  7.60%, 8/1/2030  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,005,000         1,051,240

California Public Works Board, LR:

  (California Science Center) 5.25%, 10/1/2022 . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,072,450

  (Secretary of State) 6.50%, 12/1/2008 (Insured; AMBAC) . . . . . . . . . . . . . . . . .          1,400,000         1,694,350

  (State University) 5.40%, 10/1/2022  . . . . . . . . . . . . . . . . . . . . . . . . . .          4,250,000         4,430,030

California Statewide Communities Development Authority, LR

 (United Airlines Inc.):

    5.70%, 10/1/2033 (Guaranteed; United Airlines Inc.)  . . . . . . . . . . . . . . . . .          5,000,000         5,163,050

    5.625%, 10/1/2034 (Guaranteed; United Airlines Inc.) . . . . . . . . . . . . . . . . .          7,000,000         7,200,270

Contra Costa County Water District, Water Revenue 6%, 10/1/2011 (Insured; MBIA). . . . . .          1,475,000         1,645,657

Delano, COP ( Delano Regional Medical Center) 5.25%, 1/1/2018. . . . . . . . . . . . . . .          3,500,000         3,381,770

Escondido Improvement Board 5.70%, 9/2/2026. . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,013,010

Fontana, Special Tax, Refunding (Senior Community Facilities District Number 2)

  5.25%, 9/1/2017 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,410,000         4,614,580

Fontana Public Financing Authority, Tax Allocation Revenue, Refunding

  (North Fontana Redevelopment Project) 7.25%, 9/1/2020  . . . . . . . . . . . . . . . . .          4,250,000         4,493,100

Fremont Unified School District, Refunding 4.75%, 8/1/2020 (Insured; FGIC).. . . . . . . .          3,000,000         2,938,620

High Desert Memorial Health Care District, Revenue, Refunding 5.40%, 10/1/2011 . . . . . .          2,500,000         2,491,850

Los Angeles County, COP (Disney Parking Refunding Project)

  4.75%, 3/1/2023 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,435,125

Los Angeles Harbor Department, Revenue 5.375%, 11/1/2023 . . . . . . . . . . . . . . . . .          2,250,000         2,311,695

Los Gatos-Saratoga Joint Unified High School District 4.75%, 10/1/2023.. . . . . . . . . .          2,000,000         1,843,780

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         JANUARY 31, 1999

                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                         Amount             Value
-------------------------------------------------------                                          _____________      _____________

California (continued)

Madera County, COP (Valley Children's Hospital):

  6.25%, 3/15/2006 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    2,250,000    $    2,569,387

  6.50%, 3/15/2008 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,165,000         3,790,372

  6.50%, 3/15/2009 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,370,000         4,067,320

Morgan Hill Improvement Board 5.60%, 9/2/2018. . . . . . . . . . . . . . . . . . . . . . .          2,000,000         1,989,300

Nevada County, COP (Western Nevada Co. Solid Waste-McCourtney Road Landfill)

  7.50%, 6/1/2021  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,200,000         2,323,398

Northern California Power Agency, Public Power Revenue, Refunding

  (Hydroelectric Project No. 1) 6.30%, 7/1/2018 (Insured; MBIA)  . . . . . . . . . . . . .          6,000,000         7,192,260

Orange County, Special Tax (Community Facilities District No. 87)

  7.75%, 8/15/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,375,000         2,450,858

Redwood City Elementary School District:

  Zero Coupon, 8/1/2019 (Insured: FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . .          5,075,000         1,826,949

  Zero Coupon, 8/1/2021 (Insured: FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . .          5,725,000         1,852,438

Riverside County, SFMR 7.80%, 5/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . .          1,250,000         1,702,050

Sacramento County, Special Tax (Community Facilities District No. 1):

  8.20%, 12/1/2010 (Prerefunded 12/1/2000) (b) . . . . . . . . . . . . . . . . . . . . . .          2,250,000         2,494,058

  8.25%, 12/1/2020 (Prerefunded 12/1/2000) (b) . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,218,720

San Diego County Water Authority, Water Revenue, COP

  4.50%, 5/1/2024 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         1,888,820

San Francisco City and County Airport Commission, International Airport Revenue

  Refunding 4.50%, 5/1/2023 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . .          7,650,000         7,254,419

San Francisco City and County, Refunding 5.20%, 6/15/2015 (Insured; FGIC). . . . . . . . .          1,750,000         1,842,138

San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue,

  Refunding 5.50%, 1/15/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,600,000         6,791,070

San Marino Unified School District 5.25%, 7/1/2013 . . . . . . . . . . . . . . . . . . . .          1,160,000         1,268,970

Santa Monica-Malibu Unified School District, Refunding:

  5.25%, 8/1/2014  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,330,000         4,697,271

  5.25%, 8/1/2018  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,325,000         4,606,558

Saratoga Unified School District

  Zero Coupon, 9/1/2020 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000           849,100

Simi Valley, Single Family Residential Mortgage Revenue 7.625%, 8/1/2022 (c) . . . . . . .            665,244           113,091

Simi Valley Unified School District, COP (Refunding and Capital Improvement
Projects):

  5.25%, 8/1/2017 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,150,000         1,235,744

  5.25%, 8/1/2022 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,066,660

University of California, Refunding (Multiple Purpose Projects)

  5.10%, 9/1/2012 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,128,440

Victor Elementary School District Zero Coupon, 6/1/2015 (Insured; MBIA). . . . . . . . . .          1,000,000           458,140

Vista, MFHR, Refunding (Vista Hacienda Project) 6.95%, 4/1/2017. . . . . . . . . . . . . .          3,000,000         3,195,150

West Covina Redevelopment Agency, Community Facilities District, Refunding,

  Special Tax 6%, 9/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,410,400

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         JANUARY 31, 1999

                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                         Amount             Value
-------------------------------------------------------                                          _____________      _____________

U.S. Related--5.5%

Puerto Rico Commonwealth Highway and Transportation Authority, Revenue

  5.50%, 7/1/2013 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    4,750,000    $    5,338,620

Virgin Islands Public Finance Authority, Revenue 7.30%, 10/1/2018. . . . . . . . . . . . .          3,100,000         4,055,761

                                                                                                                  _____________

TOTAL LONG-TERM MUNICIPAL INVESTMENTS (cost $152,082,848). . . . . . . . . . . . . . . . .                         $160,574,102

                                                                                                                  _____________


Short-Term Municipal Investments--4.0%
-------------------------------------------------------

California:

California Pollution Control Financing Authority, PCR, Refunding, VRDN:

  (Pacific Gas and Electric) 3.20% (LOC; Bank of America) (d). . . . . . . . . . . . . . .     $    2,000,000    $    2,000,000

  (Pacific Gas and Electric) 3.10% (LOC; Duetsche Bank A. G.) (d). . . . . . . . . . . . .          1,800,000         1,800,000

Los Angeles, Multi-Family Revenue (Loans to Lender Program)

  VRDN 3.25% (LOC; Federal Home Loan Bank) (d) . . . . . . . . . . . . . . . . . . . . . .          2,900,000         2,900,000

                                                                                                                  _____________

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS (cost $6,700,000) . . . . . . . . . . . . . . . . .                       $    6,700,000
                                                                                                                  _____________

TOTAL INVESTMENTS (cost $158,782,848). . . . . . . . . . . . . . . . . . . . . . . . . . .              98.5%      $167,274,102
                                                                                                      _______     _____________

CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.5%    $    2,627,013
                                                                                                      _______     _____________

NET ASSETS.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $169,901,115
                                                                                                      _______     _____________

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------


Summary of Abbreviations
-----------------------------------------------------------------------------
AMBAC       American Municipal Bond Assurance Corporation          MFHR        Multi-Family Housing Revenue

COP         Certificate of Participation                            PCR         Pollution Control Revenue

FGIC        Financial Guaranty Insurance Company                    SFMR        Single Family Mortgage Revenue

LOC         Letter of Credit                                        VRDN        Variable Rate Demand Notes

LR          Lease Revenue

MBIA        Municipal Bond Investors Assurance

            Insurance Corporation

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
_______                            _________                         ___________________            _____________________
AAA                                Aaa                               AAA                                  47.5%

AA                                 Aa                                AA                                   13.1

A                                  A                                 A                                    10.2

BBB                                Baa                               BBB                                  16.2

BB                                 Ba                                BB                                    1.4

DD                                                                   D                                      .1

F1                                 MIG1, P1                          SP1, A1                               4.0

Not Rated (e)                      Not Rated (e)                     Not Rated (e)                         7.5
                                                                                                        _______
                                                                                                         100.0%
                                                                                                        _______
Notes to Statement of Investments:

-----------------------------------------------------------------------------

(a) Purchased on a delayed-delivery basis.

(b) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(c) Non-income producing security; interest payments in default.

(d) Securities payable on demand. Variable interest rate--subject to periodic change.

(e) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                          JANUARY 31, 1999

                                                                                                    Cost              Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $158,782,848      $167,274,102

                                 Receivable for investment securities sold . . . . . . . .                            4,057,661

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            2,564,667

                                 Receivable for shares of Beneficial Interest subscribed . .                            104,412

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               11,116

                                                                                                                  _____________

                                                                                                                    174,011,958

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               81,979

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               43,559

                                 Cash overdraft due to Custodian . . . . . . . . . . . . .                              103,543

                                 Payable for investment securities purchased . . . . . . .                            3,754,493

                                 Payable for shares of Beneficial Interest redeemed  . . .                               56,839

                                 Accrued expenses and other liabilities  . . . . . . . . .                               70,430

                                                                                                                  _____________

                                                                                                                      4,110,843

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $169,901,115

                                                                                                                  _____________

REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $160,573,217

                                 Accumulated net realized gain (loss) on investments . . .                              836,644

                                 Accumulated net unrealized appreciation (depreciation)

                                   on investments--Note 4  . . . . . . . . . . . . . . . .                            8,491,254

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $169,901,115

                                                                                                                  _____________

                                                  NET ASSET VALUE PER SHARE
                                       __________________________________________________________

                                                                                Class A           Class B           Class C
                                                                             _____________      _____________     _____________

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $144,854,820        $23,809,829        $1,236,466

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . .      11,333,087          1,861,664            96,454

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . . . .          $12.78             $12.79            $12.82

                                                                                   _______            _______           _______

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                           YEAR ENDED JANUARY 31, 1999

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                           $9,108,633

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . . . . . .        $   945,926

                                 Shareholder servicing costs--Note 3(c)  . . . . . . . . .            508,601

                                 Distribution fees--Note 3(b)  . . . . . . . . . . . . . .            128,907

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             44,281

                                 Trustees' fees and expenses--Note 3(d)  . . . . . . . . .             33,519

                                 Registration fees . . . . . . . . . . . . . . . . . . . .             22,718

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .             17,653

                                 Prospectus and shareholders' reports  . . . . . . . . . .             17,439

                                 Loan commitment fees--Note 2  . . . . . . . . . . . . . .              1,552

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .             20,812
                                                                                                  ___________

                                    Total Expenses . . . . . . . . . . . . . . . . . . . .                            1,741,408
                                                                                                                    ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            7,367,225

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . . . . . .         $3,964,179

                                 Net unrealized appreciation (depreciation) on investments . .     (2,541,169)

                                                                                                  ___________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                            1,423,010

                                                                                                                    ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                           $8,790,235
                                                                                                                    ___________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             Year Ended          Year Ended
                                                                                          January 31, 1999    January 31, 1998
                                                                                          _________________    _______________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    7,367,225      $    8,430,684

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . .        3,964,179           3,280,416

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . . . .       (2,541,169)          4,512,474

                                                                                            _____________       _____________

          Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . . .        8,790,235          16,223,574

                                                                                            _____________       _____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (6,401,755)         (7,570,235)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (919,057)         (1,000,094)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (46,413)            (42,303)

   Net realized gain on investments:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (3,783,280)         (1,206,503)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (613,407)           (190,234)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (43,683)             (8,840)

                                                                                            _____________       _____________

          Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (11,807,595)        (10,018,209)

                                                                                            _____________       _____________

BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        9,325,763           6,052,942

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,485,317           2,973,938

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,575,307              56,833

   Dividends reinvested:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5,256,848           4,163,733

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,020,773             801,848

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           41,255              25,641

   Cost of shares redeemed:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (19,595,241)        (29,276,730)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (5,219,821)         (4,175,648)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (1,464,119)            (15,301)

   Net assets received in connection with reorganization--Note 1 . . . . . . . . . . . .         ---                7,279,683

                                                                                            _____________       _____________

          Increase (Decrease) in Net Assets from Beneficial Interest Transactions  . . .       (5,573,918)        (12,113,061)

                                                                                            _____________       _____________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . .       (8,591,278)         (5,907,696)

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      178,492,393         184,400,089

                                                                                            _____________       _____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $169,901,115        $178,492,393

                                                                                            _____________       _____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                          Shares
                                                                                             __________________________________

                                                                                             Year Ended          Year Ended
                                                                                          January 31, 1999    January 31, 1998
                                                                                         _________________    _______________
CAPITAL SHARE TRANSACTIONS:

  Class A
  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         726,279            481,610

   Shares issued in connection with reorganization--Note 1 . . . . . . . . . . . . . . .          --                254,624

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .         409,278            326,898

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (1,522,355)        (2,301,642)

                                                                                             ___________         ___________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .        (386,798)        (1,238,510)
                                                                                             ___________         ___________

   Class B

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         270,452            235,183

   Shares issued in connection with reorganization--Note 1 . . . . . . . . . . . . . . .          --                332,365

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .          79,423             62,876

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (404,961)          (329,709)

                                                                                             ___________        ___________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .        (55,086)            300,715
                                                                                             ___________        ___________

   Class C

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         120,981              4,444

   Shares issued in connection with reorganization--Note 1 . . . . . . . . . . . . . . .          --                     82

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .           3,205              2,007

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (114,721)            (1,165)

                                                                                              __________         __________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .           9,465              5,368
                                                                                             ___________        ___________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                        Class A Shares
                                                                    ______________________________________________________

                                                                                    Year Ended January 31,
                                                                    ______________________________________________________

PER SHARE DATA:                                                      1999         1998         1997          1996         1995
                                                                    ______       ______       ______        ______       ______
   Net asset value, beginning of period  . . . . . . . . . .        $13.00       $12.58       $12.97        $12.24       $13.64
                                                                    ______       ______       ______        ______       ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .           .56          .60          .65           .67          .72

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . .           .12          .53         (.24)         1.02         (.80)
                                                                    ______       ______       ______        ______       ______

   Total from Investment Operations  . . . . . . . . . . . .           .68         1.13          .41          1.69         (.08)
                                                                    ______       ______       ______        ______       ______


   Distributions:

   Dividends from investment income--net . . . . . . . . . .          (.56)        (.61)        (.64)         (.67)        (.72)

   Dividends from net realized gain on investments . . . . .          (.34)        (.10)        (.16)         (.29)        (.60)
                                                                    ______       ______       ______        ______       ______

   Total Distributions . . . . . . . . . . . . . . . . . . .          (.90)        (.71)        (.80)         (.96)       (1.32)
                                                                    ______       ______       ______        ______       ______

   Net asset value, end of period  . . . . . . . . . . . . .        $12.78       $13.00       $12.58        $12.97       $12.24
                                                                    ______       ______       ______        ______       ______

TOTAL INVESTMENT RETURN* . . . . . . . . . . . . . . . . . .          5.39%        9.27%        3.31%        14.15%       (4.34%)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . .           .94%         .95%         .92%          .93%         .90%

   Ratio of net investment income to average net assets  . .          4.36%        4.71%        5.18%         5.22%        5.72%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . . . . . .            --           --           --            --          .02%

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . .        101.36%      103.75%       39.76%        92.42%       37.39%

   Net Assets, end of period (000's Omitted) . . . . . . . .      $144,855     $152,416     $163,030      $185,187     $191,939
-----------------------------
*  Exclusive of sales load.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                        Class B Shares
                                                                    ______________________________________________________

                                                                                    Year Ended January 31,
                                                                    ______________________________________________________

PER SHARE DATA:                                                      1999         1998         1997          1996         1995
                                                                    ______       ______       ______        ______       ______
   Net asset value, beginning of period  . . . . . . . . . .        $13.01       $12.59       $12.98        $12.25       $13.64

                                                                    ______       ______       ______        ______       ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .           .50          .53          .59           .60          .65

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . .           .12          .53         (.25)         1.02         (.79)

                                                                    ______       ______       ______        ______       ______

   Total from Investment Operations  . . . . . . . . . . . .           .62         1.06          .34          1.62         (.14)

                                                                    ______       ______       ______        ______       ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .          (.50)        (.54)        (.57)         (.60)        (.65)

   Dividends from net realized gain on investments . . . . .          (.34)        (.10)        (.16)         (.29)        (.60)

                                                                    ______       ______       ______        ______       ______

   Total Distributions . . . . . . . . . . . . . . . . . . .          (.84)        (.64)        (.73)         (.89)       (1.25)

                                                                    ______       ______       ______        ______       ______

   Net asset value, end of period  . . . . . . . . . . . . .        $12.79       $13.01       $12.59        $12.98       $12.25
                                                                    ______       ______       ______        ______       ______

TOTAL INVESTMENT RETURN* . . . . . . . . . . . . . . . . . .          4.86%        8.69%        2.79%        13.55%       (4.77%)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . .          1.45%        1.46%        1.44%         1.45%        1.42%

   Ratio of net investment income to average net assets  . .          3.85%        4.18%        4.66%         4.69%        5.17%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . . . . . .            --           --           --            --         .02%

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . .        101.36%      103.75%       39.76%        92.42%       37.39%

   Net Assets, end of period (000's Omitted) . . . . . . . .       $23,810      $24,942      $20,341       $21,530      $18,981
-----------------------------
*  Exclusive of sales load.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                              Class C Shares
                                                                                   __________________________________________

                                                                                             Year Ended January 31,
                                                                                   __________________________________________

PER SHARE DATA:                                                                   1999        1998          1997         1996(1)
                                                                                 ______      ______        ______        ______
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . .       $13.04      $12.61        $12.98        $12.98
                                                                                 ______      ______        ______        ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . .          .47         .50           .54           .37

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . . . . . . . . .          .12         .53          (.21)          .29

                                                                                 ______       ______       ______        ______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . .          .59         1.03          .33           .66
                                                                                 ______       ______       ______        ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . .         (.47)        (.50)        (.54)         (.37)

   Dividends from net realized gain on investments . . . . . . . . . . . .         (.34)        (.10)        (.16)         (.29)
                                                                                 ______       ______       ______        ______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . .         (.81)        (.60)        (.70)         (.66)
                                                                                 ______       ______       ______        ______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .       $12.82       $13.04       $12.61        $12.98
                                                                                 ______       ______       ______        ______

TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . . . . . . . . . . . . .         4.63%        8.42%        2.67%         7.90%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . .         1.67%        1.68%         1.77%        4.42%(3)

   Ratio of net investment income to average net assets  . . . . . . . . .         3.68%        3.92%         4.33%        4.31%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . .       101.36%      103.75%        39.76%       92.42%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . .       $1,236       $1,135        $1,029           $1
-----------------------------

(1)  From June 2, 1995 (commencement of initial offering) to January 31, 1996.
(2)  Exclusive of sales load.
(3)  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

   Dreyfus Premier California Municipal Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund' s investment objective is to maximize current income exempt from Federal and State of California personal income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the " Manager" ) serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

   On October 31, 1996, the Board of Trustees approved, subject to approval by the shareholders of the California Series of Dreyfus Premier Insured Municipal Bond Fund ("DPIMBF-California Series"), an Agreement and Plan of Reorganization providing for the transfer of all or substantially all of the DPIMBF-California Series' assets and liabilities to the Fund in a tax free exchange for shares of beneficial interest of the Fund at net asset value and the assumption of stated liabilities (the "Exchange"). The Exchange was approved by the shareholders of DPIMBF-California Series on March 10, 1997, and was consummated after the close of business on April 1, 1997 at which time 264,212 Class A shares valued at $11.95 per share, 344,304 Class B shares valued at $11.97 per share and 1,020 Class C shares valued at $11.96 per share, representing combined net assets of $7,279,683 (including $86,206 net unrealized appreciation on investments) were exchanged by DPIMBF-California Series for the respective number of Class A, Class B and Class C shares of the Fund.

   Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A, Class B and Class
C. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B redemptions made within six years of purchase (five years for shareholders beneficially owning Class B shares on November 30, 1996) and Class C shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

   The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (a) Portfolio valuation: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

   (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund received net earnings credits of $12,250 during the period ended January 31, 1999 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

   The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

   (c) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

   The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended January 31, 1999, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

   (a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the Fund's average daily net assets and is payable monthly.

   Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $1,213 during the period ended January 31, 1999, from commissions earned on sales of the Fund's shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of
Class C shares. During the period ended January 31, 1999, Class B and Class C shares were charged $119,442 and $9,465, respectively, pursuant to the Distribution Plan.

   (c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 1999, Class A, Class B and Class C shares were charged $367,090, $59,721 and $3,155, respectively, pursuant to the Shareholder Services Plan.

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended January 31, 1999, the Fund was charged $54,425 pursuant to the transfer agency agreement.

   (d) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended January 31, 1999 amounted to $162,064,434 and $177,382,256, respectively.

   At January 31, 1999, accumulated net unrealized appreciation on investments was $8,491,254, consisting of $9,114,865 gross unrealized appreciation and $623,611 gross unrealized depreciation.

   At January 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
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REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees

Dreyfus Premier California Municipal Bond Fund

   We have audited the accompanying statement of assets and liabilities of Dreyfus Premier California Municipal Bond Fund, including the statement of investments, as of January 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included confirmation of securities owned as of January 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier California Municipal Bond Fund at January 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.


                                              [ERNST & YOUNG LLP SIGNATURE LOGO]


New York, New York

March 8, 1999


DREYFUS PREMIER CALIFORNIA MUNICIPAL BOND FUND
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IMPORTANT TAX INFORMATION (UNAUDITED)

   In accordance with Federal tax law, the Fund hereby makes the following designations regarding its fiscal year ended January 31, 1999:

   --all the dividends paid from investment income-net are "exempt-interest dividends" (not subject to regular Federal and, for individuals who are California residents, California personal income taxes), and

   --the Fund hereby designates $.1656 per share as a long-term capital gain distribution of the $.2450 per share paid on December 8, 1998 and also designates $.0248 per share as a long-term capital gain distribution of the $.0913 per share paid on July 7, 1998.

   As required by Federal tax law rules, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid for the 1999 calendar year on Form 1099-DIV which will be mailed by January 31, 2000.

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DREYFUS PREMIER CALIFORNIA

MUNICIPAL BOND FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

Transfer Agent &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                              PCCAR991

                                 ANNUAL REPORT
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                                DREYFUS PREMIER

                             CALIFORNIA MUNICIPAL

                                   BOND FUND
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                               JANUARY 31, 1999

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